CONVERTIBLE SENIOR SECURED NOTE PAYABLE (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Aug. 31, 2022	Apr. 30, 2013	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Issuance of common stock, shares				32,898	10,902	25,000		21,250
Proceeds from notes payable									$ 869,972		$ 70,000
Class of warrant exercise price per share				$ 44.00		$ 44.00					$ 44.00
Number of warrants				64,788	10,590	12,500				10,590	64,788
Maximum [Member]
Short-Term Debt [Line Items]
Class of warrant exercise price per share				$ 60.00	$ 56.00	$ 40.00	$ 20.00			$ 56.00	$ 60.00
Minimum [Member]
Short-Term Debt [Line Items]
Class of warrant exercise price per share				$ 36.00	$ 60.00	$ 80.00				$ 60.00	$ 36.00
Beginning in September 2022 [Member]
Short-Term Debt [Line Items]
Debt interest rate									125.00%
Debt discount amount									$ 900,000
Debt instrument redemption percentage									110.00%
Debt conversion, original debt, amount									$ 179,592
Debt redemption amount									$ 1,428,571
Number of warrant shares									57,142
Class of warrant exercise price per share									$ 0.0001
Series C Preferred Stock [Member]
Short-Term Debt [Line Items]
Debt conversion price percentage											30.00%
Issued outstanding shares percentage							2.64%
Two Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount reduce							$ 137,500
Proceeds from notes payable							$ 110,000
Debt interest rate							25.00%
Debt discount amount							$ 9,533
Number of warrants							2,750
Two Notes Payable [Member] | Series C Preferred Stock [Member]
Short-Term Debt [Line Items]
Warrant loaned							$ 1
Issued outstanding shares percentage							9.24%
12-month Senior Secured Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount reduce			$ 1,142,857
Debt interest rate			12.50%
Debt instrument original interest rate			12.50%
Proceeds from convertible debt			$ 869,972
Debt discount amount			142,857
Legal fees			$ 125,714
Convertible Senior Secured Note Payable and Warrants [Member] | Lender [Member]
Short-Term Debt [Line Items]
Number of warrants	4,761
Fair value of warrant	$ 58,884
Convertible Senior Secured Note Payable and Warrants [Member] | Lender [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount reduce	10,000,000
Convertible Senior Secured Note Payable and Warrants [Member] | Lender [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount reduce	$ 7,200,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount reduce		$ 97,500
Debt instrument interest rate		4.00%
Debt conversion price percentage		90.00%
Debt instrument conversion price per share		$ 0.40
Accrued interest												$ 128,700
Debt payment amount											$ 100,000
Issuance of common stock, shares											5,000